Management of Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Management Of Capital [Abstract]
Disclosure Of Detailed Information About Management Of Capital Explanatory [Table Text Block]
	Years ended December 31
	2023	2022	2021
Equity	$182,874	$194,793	$157,355
Less: cash	(7,313)	(10,309)	(3,259)
	$175,561	$184,484	$154,096